Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	159,942.5316	64,756.6985
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	21,012.8097	5,662.0645
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	40,189.9735	27,731.8983
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	41,272,197	51,569,250
Cash denominated in foreign currencies, cost	606,954	2,353,889
Investments in U.S Treasury notes, amortized cost	344,350,425	218,631,689
Cash denominated in foreign currencies, cost	(1,614,489)	(251,028)